Label	Element	Value
Investor Class Prospectus | Innovator McKinley Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator McKinley Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Innovator McKinley Income Fund primarily seeks current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, as a secondary objective, long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The acquired fund fees and expenses shown below are incurred indirectly by the Fund through its ownership of shares in other investment companies and in business development companies.  They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of  its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Distribution and service (12b-1) fees” have been restated to reflect a reduction in the Fund’s 12b-1 fees effective January 1, 2016, as approved by the Fund’s Board of Trustees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s audited financial statements for the fiscal year ended November 30, 2015, which reflect the operating expenses of the Fund and do not include the acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and reflects the Adviser's waivers and reimbursements for the two-year period and the total operating expenses without waivers for years 3 through 10.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund seeks to achieve its objective by investing in a portfolio of U.S.- listed, exchange-traded stocks and bonds, as well as other mutual funds and business development companies (“BDCs”), that the portfolio manager believes offers high current income. These securities may include “pass-through” securities (structured to pass through a majority of income as distributions to shareholders) such as master limited partnerships, royalty trusts, and real estate investment trusts. The Fund invests primarily in U.S. equity securities but may, to a lesser extent, invest in equity securities of foreign entities. The Fund may invest in entities of any size. To the extent that the Fund invests in bonds it may invest in bonds of any maturity or credit quality. These bonds may include high yield, high risk bonds, commonly known as “junk bonds”, that are rated BBB- and below by Standard & Poor's (S&P) or similarly rated by another nationally recognized ratings organization.

The portfolio management team’s approach towards management of the portfolio begins using proprietary quantitative models to systematically search for securities with stable to rising dividends. Once the quantitative process has identified candidates for possible inclusion in the portfolio, the portfolio management team applies qualitative analysis to assess if the earnings and distribution profile revealed through the quantitative analysis is both reasonable and sustainable. New ideas are taken from the results of the quantitative screening process but confirmed qualitatively by conducting street research review.

Although market conditions and other factors may cause deviations, the portfolio manager typically aims to maintain a portfolio with the following attributes:

•	Diversified portfolio consisting of high-yielding, U.S.-listed, exchange-traded securities

•	Long-only positions, no derivatives, no leverage

•	Security selection and portfolio composition driven by fundamentally-based, proprietary research

•	Low-turnover

Within the types of securities considered for inclusion in the Fund, the management process will seek to identify individual investments with current and projected yields significantly higher than those of broad common stock or investment grade bond indexes. Research processes will intend to maximize the likelihood that those yields will be sustained or increased, and that there is a reasonable probability of at least modest capital gains over a market cycle holding period. In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash investments.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is aggressively managed and investing in the Fund involves risk.  There is no guarantee that the Fund will achieve its investment objective and you could lose money on your investment in the Fund, just as you could with other investments.  The portfolio manager’s judgments about the companies or investment opportunities may not anticipate actual stock price movements or company performance, and these judgments may affect the return on your investment.  Other principal risks include:

Risk	Definition
Stock market risk
The value of your investment in the Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect particular companies and other issuers or the market as a whole.

Master limited partnership risk
Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  There are also certain tax risks associated with an investment in units of master limited partnerships.

Real estate risk
The risk includes among others: possible declines in the value of real estate; risks related to economic conditions; possible shortage of mortgage funds; overbuilding and extended vacancies; increased competition; changes in property taxes, operating expenses or zoning laws; costs of environmental clean-up, or damages from natural disasters; limitations or fluctuations in rent payments; cash-flow fluctuations; and defaults by borrowers.  REITs are also subject to the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and/or failing to qualify for an exemption from registration as an investment company under the 1940 Act.

Royalty trust risk	The risk includes amoung others: cash-flow fluctuations and revenue decreases due to a sustained decline in demand for crude oil, natural gas and refined petroleum products, risks related to economic conditions, higher taxes or other regulatory actions that increase costs for royalty trusts. Also, royalty trusts also do not guarantee minimum distributions or even return of capital.
Industry risk	The risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.
Smaller company risk
The Fund may invest in micro, small or mid cap companies.  Generally, micro, small and mid cap companies, which are often less seasoned, have more potential for rapid growth.  However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.

Foreign securities risk
Investments in securities of foreign companies can be more volatile than investments in U.S. companies.  Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.  In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Fixed income risk
Yields and principal values of fixed income securities (bonds) will fluctuate.  Generally, values of debt securities change inversely with interest rates.  For example, as interest rates go up, the value of debt securities tends to go down and, as a result, the value of the Fund may go down.  Additionally, fixed income securities are subject to the risk that a bond’s issuer might be unable to make timely payments of interest and principal.

High-yield or “junk” bond risk
The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default; more limited and less liquid secondary market than higher rated securities; and greater price volatility.  Also, they are subject to a greater risk of loss of income and principal than investment grade securities.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Adviser from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Energy and natural resources risk
The Fund’s investments in energy and natural resources companies are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that the Fund cannot control) and these companies may lack the resources and the broad business lines to weather hard times.  Energy companies can be significantly affected by the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events and economic conditions. Natural resources companies can be significantly affected by events relating to international political developments, energy conservation, the success of exploration projects, commodity prices, and tax and government regulations.

Closed-end and exchange traded fund risk
The risks that a closed-end fund or exchange traded fund may experience many of the same risks associated with individual securities; is subject to market risk where the market as a whole, or that specific sector, may decline; and may trade at a discount to the aggregate value of its underlying securities.

Business development company risk
The Fund may invest in BDCs which may carry risks similar to those of a private equity or venture capital fund. BDCs are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. The BDCs held by the Fund may leverage their portfolios through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC's common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.

Investments in other investment companies risk
Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies and BDCs in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no guarantee that the Fund will achieve its investment objective and you could lose money on your investment in the Fund, just as you could with other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Investor Class shares of the Fund.  On February 12, 2016, the Fund acquired the McKinley Diversified Income Fund (the “Predecessor Fund”), a series of Professionally Managed Portfolios, in a reorganization (the “Reorganization”). The Predecessor Fund’s performance and financial history has been adopted by the Fund following the Reorganization. The Predecessor Fund was advised by McKinley Capital Management, LLC.  The bar chart shows how the Predecessor Fund’s annual return has varied over the past two calendar years.  The table shows how the Predecessor Fund’s average annual total returns for the 1-year and since inception periods compare with that of a broad-based securities index.  This comparison is provided to offer a broader market perspective.

The performance of the Investor Class shares of the Fund is based off of the performance of the Investor Class shares of the Predecessor Fund. Investor Class shares' returns of the Fund will be different from the Predecessor Fund as they have different expenses.  The Fund’s and the Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available on the Fund’s website at www.innovatorfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Investor Class shares of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovatorfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s and the Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year annual total return (Investor Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above, the Fund’s highest quarterly return was 5.76% (quarter ended 6/30/14) and the Fund’s lowest quarterly return was (8.63)% (quarter ended 9/30/15).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.63%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2015
Investor Class Prospectus | Innovator McKinley Income Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2013
Investor Class Prospectus | Innovator McKinley Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.31%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.79%	[1],[2]
(Less fees waived/expenses reimbursed)	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 255
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	813
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,425
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,078
Annual Return 2014	rr_AnnualReturn2014	(1.00%)
Annual Return 2015	rr_AnnualReturn2015	(5.32%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.32%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2013
Investor Class Prospectus | Innovator McKinley Income Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.32%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.48%
Investor Class Prospectus | Innovator McKinley Income Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.01%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.36%

[1]	"Distribution and service (12b-1) fees" have been restated to reflect a reduction in the Fund's 12b-1 fees effective January 1, 2016, as approved by the Fund's Board of Trustees. Consequently, the total annual fund operating expenses differ from the ratios of expenses to average net assets given in the Fund's audited financial statements for the fiscal year ended November 30, 2015 due to a different 12b-1 fee rate paid in the Fund's most recent fiscal year.
[2]	"Other expenses" and "Acquired fund fees and expenses" are for the fiscal year ended November 30, 2015. The total annual fund operating expenses do not correlate to the ratios of expenses to average net assets given in the Fund's audited financial statements for the fiscal year ended November 30, 2015, which reflect the operating expenses of the Fund and do not include the acquired fund fees and expenses. As reflected in the Fund's audited financial statements, for the fiscal year ended November 30, 2015, the Fund's operating expenses before waivers were 1.63% and its operating expenses after waivers were 1.36%. Due to the Fund's investments in other investment companies and in business development companies and the portfolio manager's flexibility to adjust the composition of the Fund's portfolio, the acquired fund fees and expenses may fluctuate significantly during the year.
[3]	The Adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 1.10% of average daily net assets from March 30, 2016 through March 30, 2018. Pursuant to its expense limitation agreement with the Fund, the Adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. These waivers and reimbursements may only be terminated by the Board of the Fund.